SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenues from contracts with customers
Sale of goods and services	$ 92,984,498	$ 68,231,084	$ 314,376,460	$ 226,898,734
Royalties			198,630	27,525
Initial recognition and changes in the fair value of biological assets at the point of harvest	620,894	2,040,559	972,371	4,183,387
Changes in the net realizable value of agricultural products after harvest	(1,111,851)	(788,320)	(2,848,810)	(2,030,505)
Total	92,493,541	69,482,518	312,500,021	229,051,616
Cost of sales	$ (36,137,759)	$ (45,823,445)	(170,954,896)	(139,038,887)
Gross profit per segment			$ 141,545,125	$ 90,012,729
% Gross margin			45.00%	39.00%
Seed and integrated products
Revenues from contracts with customers
Royalties			$ 198,630	$ 27,525
Initial recognition and changes in the fair value of biological assets at the point of harvest			145,985	1,099,009
Changes in the net realizable value of agricultural products after harvest			(414,416)	(1,559,106)
Total			35,677,335	29,578,506
Cost of sales			(15,876,212)	(12,921,789)
Gross profit per segment			$ 19,801,123	$ 16,656,717
% Gross margin			56.00%	56.00%
Crop protection
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest			$ 448,227	$ 2,321,075
Changes in the net realizable value of agricultural products after harvest			(1,320,404)	(337,904)
Total			159,428,777	123,502,062
Cost of sales			(106,523,851)	(85,378,223)
Gross profit per segment			$ 52,904,926	$ 38,123,839
% Gross margin			33.00%	31.00%
Crop nutrition
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest			$ 378,159	$ 763,303
Changes in the net realizable value of agricultural products after harvest			(1,113,990)	(133,495)
Total			117,393,909	75,971,048
Cost of sales			(48,554,833)	(40,738,875)
Gross profit per segment			$ 68,839,076	$ 35,232,173
% Gross margin			59.00%	46.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services			$ 314,177,830	$ 226,871,209
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services			35,747,136	30,011,078
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services			160,300,954	121,518,891
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services			$ 118,129,740	$ 75,341,240